Other financial assets - Investment in equity securities (Details) - Voltalis - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other financial assets [Line Items]
Percentage of acquired	12.38%	0.00%
Total share capital	€ 31,389	€ 0
Fair value loss recognized	€ 10,595